SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Net income	$ 1,114,164	$ 2,531,400
Less: Remeasurement of Class A Ordinary Shares to redemption value	1,808,197	(22,016,067)
Net loss including accretion of Class A Ordinary Shares to redemption value	(694,033)	(19,484,667)
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage		$ (22,016,067)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	$ 1,808,197
Non-redeemable Class A and Class B Ordinary Shares [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares)	7,837,163	7,837,163
Net income allocated by class	$ 312,275	$ 618,008
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(506,797)	(6,170,606)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	0	0
Total (loss) income based on ownership percentage	$ (194,522)	$ (5,552,599)
Weighted average Ordinary Shares outstanding (in Shares)	7,837,163	7,220,364
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ (0.77)
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.02)	$ (0.77)
Non-redeemable Class A and Class B Ordinary Shares [Member] | Ownership Percentage [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	28.00%	28.00%
Redeemable shares Class A Ordinary Shares [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares)	20,125,000	20,125,000
Net income allocated by class	$ 801,889	$ 1,913,392
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(1,301,400)	(15,845,461)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	1,808,197	22,016,067
Total (loss) income based on ownership percentage	$ 1,308,685	$ 8,083,999
Weighted average Ordinary Shares outstanding (in Shares)	20,125,000	12,260,769
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.66
Basic and diluted net (loss) income per share (in Dollars per share)	$ 0.07	$ 0.66
Redeemable shares Class A Ordinary Shares [Member] | Ownership Percentage [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	72.00%	72.00%